Asset Quality (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Nonperforming loans	$ 2,144,000,000	$ 2,126,000,000
Total home equity and residential real estate loans [Member]
Loans - Excluding purchased impaired loans	41,856,000,000	42,268,000,000
Government insured or guaranteed residential real estate mortgages	800,000,000	900,000,000
Home equity and residential real estate balances, excluding purchased impaired	2,800,000,000	3,400,000,000
TDRs [Member]
Associated Allowance for TDRs	271,000,000	319,000,000	$ 386,000,000
Recorded Investment - Subsequently defaulted TDRs	200,000,000	100,000,000	$ 200,000,000
Nonperforming [Member] | TDRs [Member]
Troubled debt restructurings (TDRs)	1,100,000,000	1,100,000,000
Performing, including Consumer Credit Card TDRs [Member] | TDRs [Member]
Troubled debt restructurings (TDRs)	1,100,000,000	1,200,000,000
Federal Reserve Bank [Member]
Loans pledged as collateral for contingent borrowings	22,000,000,000	20,200,000,000
Federal Home Loan Bank [Member]
Loans pledged as collateral for contingent borrowings	$ 60,800,000,000	$ 56,400,000,000